UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York

            Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 139.3%
Corporate — 12.2%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT (a):
7.63%, 8/01/25	$1,600	$1,739,904
7.75%, 8/01/31	1,500	1,640,805
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	330	360,786
County of Chautauqua New York Industrial Development Agency, RB, NRG Dunkirk Power Project, 5.88%, 4/01/42	500	554,685
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	200	225,726
County of Suffolk New York Industrial Development Agency, RB, KeySpan Generation LLC, Port Jefferson, AMT, 5.25%, 6/01/27	2,500	2,512,000
New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,000	1,194,530
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (b)	625	643,175
Port Authority of New York & New Jersey, ARB, Continental Airlines, Inc. & Eastern Air Lines, Inc. Project, LaGuardia, AMT, 9.13%, 12/01/15	680	690,907

		9,562,518
County/City/Special District/School District — 36.1%
City of New York New York, GO, Refunding, Series E:
5.50%, 8/01/25	1,280	1,585,741
5.00%, 8/01/30	500	575,915
City of New York New York, GO:
Series A-1, Fiscal 2009, 4.75%, 8/15/25	500	557,620
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	690	796,971
Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of New York New York, GO (concluded):
Sub-Series G-1, 6.25%, 12/15/31	$250	$297,820
Sub-Series I-1, 5.38%, 4/01/36	450	515,475
City of New York New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC):
5.00%, 11/15/35	2,250	2,325,915
5.00%, 11/15/44	250	258,780
4.75%, 11/15/45	640	646,054
City of New York New York Housing Development Corp., RB, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	915	1,057,877
5.00%, 7/01/33	400	449,864
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/35 (c)	500	213,600
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (c)	1,750	508,883
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (c)	500	125,445
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	116,078
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	516,210
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	740	755,214
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	350	388,171
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
5.00%, 11/01/27	5	5,020
Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	930,765
Sub-Series B-1, 5.00%, 11/01/36	340	390,344

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	$500	$535,585
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	280	309,697
Hudson Yards Infrastructure Corp., RB, Series A:
Senior, Fiscal 2012, 5.75%, 2/15/47	1,550	1,782,112
5.00%, 2/15/47	2,850	3,036,988
(AGM), 5.00%, 2/15/47	850	907,299
(NPFGC), 4.50%, 2/15/47	1,110	1,156,698
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	1,400	1,591,324
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	500	565,195
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (b)	200	209,020
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,121,500
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,389,450
4 World Trade Center Project, 5.75%, 11/15/51	670	785,287
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,100	1,221,847
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	690	745,034

		28,374,798
Education — 25.3%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A (d)(e):
7.00%, 5/01/25	345	4,306
7.00%, 5/01/35	220	2,746
Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A, (AGM):
4.38%, 10/01/30	$500	$528,870
4.63%, 10/01/40	275	292,102
Build NYC Resource Corp., RB, Series A:
Bronx Charter School for Excellence Project, 5.50%, 4/01/43	450	483,898
Bronx Charter School for International Cultures & The Arts Project, 5.00%, 4/15/33	400	405,444
Build NYC Resource Corp., Refunding RB, City University New York Queens, Series A, 5.00%, 6/01/38	250	284,225
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	558,850
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of National History, 5.00%, 7/01/37	440	508,895
Carnegie Hall, 4.75%, 12/01/39	700	739,879
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	1,295	1,410,164
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	500	551,715
County of Cattaraugus New York, St. Bonaventure University Project, 5.00%, 5/01/39	125	133,114
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	265	289,444

2	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	$1,000	$1,128,350
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	240	270,874
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	350	369,086
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	150	178,139
5.38%, 9/01/41	650	728,773
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	505,800
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	400	455,624
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	300	348,324
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	577,360
Fordham University, Series A, 5.50%, 7/01/36	150	177,024
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	250	275,988
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	670	755,338
Touro College & University System, Series A, 5.25%, 1/01/34	1,200	1,337,712
University of Rochester, Series A, 5.13%, 7/01/39	250	281,770
Municipal Bonds	Par (000)	Value
New York (continued)
Education (concluded)
State of New York Dormitory Authority, Refunding RB:
Brooklyn Law School, 5.75%, 7/01/33	$250	$281,683
Fordham University, 5.00%, 7/01/44	640	718,182
New York University, Series A, 5.00%, 7/01/37	600	679,176
Rochester Institute of Technology, 5.00%, 7/01/38	690	765,251
Skidmore College, Series A, 5.25%, 7/01/29	200	234,422
Skidmore College, Series A, 5.25%, 7/01/31	300	348,324
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,220	1,451,946
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	700	828,968
Teachers College, 5.50%, 3/01/39	650	724,951
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/35	210	238,083

		19,854,800
Health — 20.5%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	334,644
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	250	250,188
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	180	198,581
5.00%, 12/01/37	250	271,625

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Monroe New York Industrial Development Corp., Refunding RB:
Rochester General Hospital Project, Series B, 3.60%, 12/01/32	$250	$251,003
Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	1,425	1,674,589
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	350	367,549
County of Suffolk New York Economic Development Corp., RB, Catholic Health Services, Series C, 5.00%, 7/01/32	150	168,584
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	450	465,336
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,000	1,099,250
Series B, 6.00%, 11/01/30	150	174,170
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
4.00%, 1/01/23	920	969,873
5.00%, 1/01/34	500	537,835
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	500	557,870
New York Hospital Medical Center-Queens (FHA), 4.75%, 2/15/37	305	313,564
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	250	290,200
New York University Hospitals Center, Series A, 5.75%, 7/01/31	425	488,159
New York University Hospitals Center, Series B, 5.63%, 7/01/17 (f)	530	577,578
Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
State of New York Dormitory Authority, RB (concluded):
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/37	$750	$831,405
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	130	139,513
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	500	569,880
New York University Hospitals Center, Series A, 5.00%, 7/01/36	1,000	1,044,140
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,106,820
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	750	819,172
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	500	557,790
St. Luke’s Roosevelt Hospital (FHA), 4.90%, 8/15/15 (f)	2,000	2,061,600

		16,120,918
Housing — 4.3%
City of New York New York Housing Development Corp., RB, M/F Housing:
Class F, 4.50%, 11/15/24 (b)	500	509,925
Series J-2-A, AMT, 4.75%, 11/01/27	1,420	1,463,225
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,000	1,016,680
State of New York Mortgage Agency, Refunding RB, 48th Series, 3.70%, 10/01/38	360	364,640

		3,354,470
State — 10.0%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2013, Series S-1, 4.00%, 7/15/42	1,000	1,031,840

4	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
State (concluded)
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	$750	$869,040
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	350	380,979
State of New York, GO, Series A, 5.00%, 2/15/39	500	562,365
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	1,070	1,200,326
General Purpose, Series B, 5.00%, 3/15/42	1,000	1,114,200
General Purpose, Series C, 5.00%, 3/15/34	1,000	1,143,730
Series C, 5.00%, 12/15/31	500	541,995
State Supported Debt, Series A, 5.00%, 3/15/44	250	288,320
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	160	184,486
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	500	584,145

		7,901,426
Tobacco — 0.6%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	250	243,500
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 5/15/40	230	257,269

		500,769
Transportation — 17.9%
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/34	270	311,016
Series C, 6.50%, 11/15/28	750	904,477
Series E, 5.00%, 11/15/38	1,000	1,119,440
Series H, 5.00%, 11/15/25	500	589,415
Metropolitan Transportation Authority, Refunding RB, Series F:
5.00%, 11/15/30	1,500	1,727,160
(AGM), 4.00%, 11/15/30	500	524,330
Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (concluded)
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	$500	$572,685
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,157,270
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, AMT:
146th Series (AGM), 4.50%, 12/01/34	750	765,150
147th Series, 4.75%, 4/15/37	500	513,675
177th Series, 4.00%, 1/15/43	1,500	1,520,760
178th Series, 5.00%, 12/01/43	430	473,877
State of New York Thruway Authority, Refunding RB, General, Series I:
5.00%, 1/01/37	1,735	1,931,697
5.00%, 1/01/42	1,030	1,136,461
Triborough Bridge & Tunnel Authority, Refunding RB, CAB (c):
General, Series B, 0.00%, 11/15/32	1,000	531,270
Sub-Series A, 0.00%, 11/15/32	505	258,555

		14,037,238
Utilities — 12.4%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	500	529,970
Long Island Power Authority, RB:
CAB, Electric System, Series A (AGM), 0.00%, 6/01/28 (c)	3,515	2,286,156
General, Electric Systems, Series C (CIFG), 5.25%, 9/01/29	1,000	1,223,690
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/24	500	564,120

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Utilities (concluded)
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds New York City Municipal Water, 2nd General Resolution, Series B, 5.00%, 6/15/36	$350	$401,320
State Clean Water and Drinking Water Revolving New York City Municipal Water Finance Authority Projects, Series A, 5.00%, 6/15/37	1,500	1,671,645
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	2,690	3,101,947

		9,778,848
Total Municipal Bonds in New York		109,485,785

Multi-State — 5.5%
Housing — 5.5%
Centerline Equity Issuer Trust (b)(g):
Series A-4-1, 5.75%, 5/15/15	500	509,805
Series A-4-2, 6.00%, 5/15/19	1,000	1,149,610
Series B-3-1, 6.00%, 5/15/15	1,500	1,529,550
Series B-3-2, 6.30%, 5/15/19	1,000	1,160,790
Total Municipal Bonds in Multi-State		4,349,755

Puerto Rico — 1.4%
Housing — 1.4%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,000	1,069,160
Total Municipal Bonds — 146.2%		114,904,700

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
New York — 13.4%
County/City/Special District/School District — 0.7%
City of New York New York, GO, Sub-Series I-1, 5.00%, 3/01/36	500	571,600
Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York (concluded)
Education — 0.7%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	$510	$588,167
State — 3.6%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,300	1,457,878
Sales Tax Asset Receivable Corp., Fiscal 2015, Series A, 5.00%, 10/15/31	255	306,538
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	1,000	1,101,880

		2,866,296
Transportation — 4.4%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	1,995	2,285,013
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,000	1,132,570

		3,417,583
Utilities — 4.0%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	240	275,095
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	1,500	1,714,410
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,005	1,113,979

		3,103,484
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 13.4%		10,547,130
Total Long-Term Investments (Cost — $115,053,092) — 159.6%		125,451,830

6	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (i)(j)	1,233,592	$1,233,592
Total Short-Term Securities (Cost — $1,233,592) — 1.6%		1,233,592
Total Investments (Cost — $116,286,684*) — 161.2%		126,685,422
Other Assets Less Liabilities — 2.8%		2,190,420
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.5%)		(5,896,652)
VRDP Shares, at Liquidation Value — (56.5%)		(44,400,000)

Net Assets Applicable to Common Shares — 100.0%		$78,579,190

*	As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$110,430,270

Gross unrealized appreciation	$10,914,046
Gross unrealized depreciation	(554,201)

Net unrealized appreciation	$10,359,845

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(h)	Represent bonds transferred to a TOB. In exchange for which the Trust received cash and residual interest certificates. These bonds serve as collateral in a financing transaction.

(i)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at November 30, 2014	Income
BIF New York Municipal Money Fund	863,476	370,116	1,233,592	—

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
CAB	Capital Appreciation Bonds
ERB	Education Revenue Bonds
FHA	Federal Housing Administration
GO	General Obligation Bonds
HFA	Housing Finance Agency
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(88)	10-Year U.S. Treasury Note	Chicago Board of Trade	March 2015	$11,180,125	$(33,606)

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

8	BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014

Schedule of Investments (conclued)	BlackRock New York Municipal Income Trust II (BFY)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$125,451,830	—	$125,451,830
Short-Term Securities	$1,233,592	—	—	1,233,592

Total	$1,233,592	$125,451,830	—	$126,685,422

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Other contracts	$(33,606)	—	—	$(33,606)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$107,000	—	—	$107,000
Liabilities:
TOB trust certificates	—	$(5,895,307)	—	(5,895,307)
VRDP Shares	—	(44,400,000)	—	(44,400,000)

Total	$107,000	$(50,295,307)	—	$(50,188,307)

There were no transfers between levels during the period ended November 30, 2014.

BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II	NOVEMBER 30, 2014	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Trust II

Date: January 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Trust II

Date: January 22, 2015